Invested Assets and Investment Income (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Carrying Values and Fair Values of Invested Assets
(a) Carrying values and fair values of invested assets

As at December 31, 2020	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$2,079	$18,314	$5,774	$26,167	$26,167
Debt securities (7)
Canadian government and agency	20,667	4,548	–	25,215	25,215
U.S. government and agency	11,449	19,787	–	31,236	31,236
Other government and agency	19,732	4,613	–	24,345	24,345
Corporate	128,297	6,566	–	134,863	134,863
Mortgage/asset-backed securities	2,916	149	–	3,065	3,065
Public equities (8)	22,071	1,651	–	23,722	23,722
Mortgages	–	–	50,207	50,207	54,230
Private placements	–	–	40,756	40,756	47,890
Policy loans	–	–	6,398	6,398	6,398
Loans to Bank clients	–	–	1,976	1,976	1,982
Real estate
Own use property (9)	–	–	1,850	1,850	3,017
Investment property	–	–	10,982	10,982	10,982
Other invested assets
Alternative long-duration assets (10),(1 1 )	16,183	88	9,901	26,172	27,029
Various other (1 2 )	145	–	3,878	4,023	4,023
Total invested assets	$223,539	$55,716	$131,722	$410,977	$424,164

As at December 31, 2019	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$1,859	$13,084	$5,357	$20,300	$20,300
Debt securities (7)
Canadian government and agency	18,582	4,779	–	23,361	23,361
U.S. government and agency	11,031	17,221	–	28,252	28,252
Other government and agency	17,383	4,360	–	21,743	21,743
Corporate	116,044	5,285	–	121,329	121,329
Mortgage/asset-backed securities	3,267	170	–	3,437	3,437
Public equities (8)	20,060	2,791	–	22,851	22,851
Mortgages	–	–	49,376	49,376	51,450
Private placements	–	–	37,979	37,979	41,743
Policy loans	–	–	6,471	6,471	6,471
Loans to Bank clients	–	–	1,740	1,740	1,742
Real estate
Own use property (9)	–	–	1,926	1,926	3,275
Investment property	–	–	11,002	11,002	11,002
Other invested assets
Alternative long-duration assets (10),(11)	15,252	99	9,492	24,843	25,622
Various other (12)	149	–	3,768	3,917	3,918
Total invested assets	$203,627	$47,789	$127,111	$378,527	$386,496

(1)	FVTPL classification was elected for securities backing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets and changes in the value of the related insurance contract liabilities. If this election had not been made and instead the AFS classification was selected, there would be an accounting mismatch because changes in insurance contract liabilities are recognized in net income rather than in OCI.
(2)
Securities that are designated as AFS are not actively traded by the Company, but sales do occur as circumstances warrant. Such sales result in a reclassification of any accumulated unrealized gain (loss) in AOCI to net income as a realized gain (loss).

(3)
Primarily includes assets classified as loans and carried at amortized cost, own use properties, investment properties, equity method accounted investments, oil and gas investments, and leveraged leases. Refer to note 1(e) for further details regarding accounting policy.

(4)
Fixed income invested assets above include debt securities, mortgages, private placements and approximately
 $246 (2019 – $179)

of other invested assets, which primarily have contractual cash flows that qualify as Solely Payment of Principal and Interest (“SPPI”). Fixed income invested assets which do not have SPPI qualifying cash flows as at December 31, 2020 include debt securities, private placements and other invested assets with fair values of
$94, $211 and $380, respectively (2019 – $98, $257 and $373). The change in the fair value of these invested assets during the year was $44 (2019 – $71).

(5)	The methodologies used in determining fair values of invested assets are described in note 1(c) and note 3(g).
(6)
Includes short-term securities with maturities of less than one year at acquisition amounting to $7,062 (2019 – $3,806), cash equivalents with maturities of less than 90 days at acquisition amounting to $13,331 (2019 – $11,136) and cash of $5,774 (2019 – $5,358).

(7)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $1,971 and $129, respectively (2019 – $537 and $69).
(8)	Includes $229 (2019 – $12) of public equities that are managed in conjunction with the Company’s alternative long duration asset (“ALDA”) strategy.
(9)	Includes accumulated depreciation of $376 (2019 – $414).
(10)
Includes investments in private equity of
 $7,954, infrastructure of $9,127, oil and gas of $2,296, timber and agriculture of $4,819 and various other invested assets of $1,976 (2019 – $6,396, $8,854, $3,245, $4,669 and $1,679, respectively). In 2019, a group of investments in hydro-electric power of $418 was sold.

(11)
In 2019, the Company sold $1,112 of North American Private Equity investments to Manulife Private Equity Partners, L.P, a closed-end
pooled fund of funds. The Company provides management services to the fund.

(12)	Includes $3,371 (2019 – $3,371) of leveraged leases. Refer to note 1(e) regarding accounting policy.

Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method
(b) Equity method accounted invested assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2020		2019
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,371	40	$3,371	43
Timber and agriculture	694	8	668	9
Real estate	1,187	14	1,031	13
Other	3,222	38	2,716	35
Total	$8,474	100	$7,786	100
The Company’s share of profit and dividends from these investments for the year ended December 31, 2020 were $315 and $2, respectively (2019 – $369 and $2).

Schedule of Investment Income
(c) Investment income

For the year ended December 31, 2020	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$24	$145	$–	$169
Gains (losses) (2)	(24)	(112)	–	(136)
Debt securities
Interest income	5,805	692	–	6,497
Gains (losses) (2)	10,739	2,785	–	13,524
Impairment loss, net	(113)	(6)	–	(119)
Public equities
Dividend income	517	38	–	555
Gains (losses) (2)	2,020	21	–	2,041
Impairment loss, net	–	(54)	–	(54)
Mortgages
Interest income	–	–	1,837	1,837
Gains (losses) (2)	–	–	86	86
Provision, net	–	–	(18)	(18)
Private placements
Interest income	–	–	1,883	1,883
Gains (losses) (2)	–	–	(18)	(18)
Impairment loss, net	–	–	(88)	(88)
Policy loans	–	–	390	390
Loans to Bank clients
Interest income	–	–	72	72
Provision, net	–	–	(2)	(2)
Real estate
Rental income, net of depreciation (3)	–	–	468	468
Gains (losses) (2)	–	–	(18)	(18)
Derivatives
Interest income, net	924	–	(31)	893
Gains (losses) (2)	6,501	–	28	6,529
Other invested assets
Interest income	–	–	72	72
Oil and gas, timber, agriculture and other income	–	–	1,435	1,435
Gains (losses) (2)	(210)	1	32	(177)
Impairment loss, net	(9)	(16)	(396)	(421)
Total investment income	$26,174	$3,494	$5,732	$35,400
Investment income
Interest income	$6,753	$837	$4,223	$11,813
Dividend, rental and other income	517	38	1,903	2,458
Impairments, provisions and recoveries, net	(123)	(76)	(504)	(703)
Other	241	2,685	(61)	2,865
	7,388	3,484	5,561	16,433
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	10,747	1	–	10,748
Public equities	1,908	9	–	1,917
Mortgages	–	–	86	86
Private placements	–	–	(47)	(47)
Real estate	–	–	1	1
Other invested assets	(318)	–	103	(215)
Derivatives, including macro equity hedging program	6,449	–	28	6,477
	18,786	10	171	18,967
Total investment income	$26,174	$3,494	$5,732	$35,400

For the year ended December 31, 2019	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$32	$281	$–	$313
Gains (losses) (2)	11	(29)	–	(18)
Debt securities
Interest income	5,557	783	–	6,340
Gains (losses) (2)	11,525	472	–	11,997
Recovery (impairment loss), net	(9)	1	–	(8)
Public equities
Dividend income	551	69	–	620
Gains (losses) (2)	3,079	109	–	3,188
Impairment loss, net	–	(24)	–	(24)
Mortgages
Interest income	–	–	1,951	1,951
Gains (losses) (2)	–	–	26	26
Provision, net	–	–	31	31
Private placements
Interest income	–	–	1,782	1,782
Gains (losses) (2)	–	–	(62)	(62)
Impairment loss, net	–	–	(35)	(35)
Policy loans	–	–	391	391
Loans to Bank clients
Interest income	–	–	87	87
Provision, net	–	–	(1)	(1)
Real estate
Rental income, net of depreciation (3)	–	–	505	505
Gains (losses) (2)	–	–	508	508
Derivatives
Interest income, net	579	–	(24)	555
Gains (losses) (2)	2,653	–	(6)	2,647
Other invested assets
Interest income	–	–	69	69
Oil and gas, timber, agriculture and other income	–	–	1,862	1,862
Gains (losses) (2)	742	(1)	35	776
Recovery, net	–	–	93	93
Total investment income	$24,720	$1,661	$7,212	$33,593
Investment income
Interest income	$6,168	$1,064	$4,256	$11,488
Dividend, rental and other income	552	69	2,367	2,988
Impairments, provisions and recoveries, net	(9)	(23)	88	56
Other	265	539	57	861
	6,976	1,649	6,768	15,393
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on macro equity hedges
Debt securities	11,521	7	–	11,528
Public equities	2,865	5	–	2,870
Mortgages	–	–	26	26
Private placements	–	–	(62)	(62)
Real estate	–	–	514	514
Other invested assets	776	–	(28)	748
Derivatives, including macro equity hedging program	2,582	–	(6)	2,576
	17,744	12	444	18,200
Total investment income	$24,720	$1,661	$7,212	$33,593

(1)
Primarily includes investment income on loans carried at amortized cost, own use properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.

(2)
Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, real estate investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.

(3)	Rental income from investment properties is net of direct operating expenses.

Summary of Total Investment Expenses
The following table presents total investment expenses.

For the years ended December 31,	2020	2019
Related to invested assets	$649	$617
Related to segregated, mutual and other funds	1,138	1,131
Total investment expenses	$1,787	$1,748

Summary of Rental Income and Direct Operating Expenses of Investment Properties
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2020	2019
Rental income from investment properties	$874	$864
Direct operating expenses of rental investment properties	(491)	(464)
Total	$383	$400

Summary of Securitized Assets and Secured Borrowing Liabilities
Securitized assets and secured borrowing liabilities

As at December 31, 2020	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,356	$–	$2,356	$2,250
CMB securitization	2,273	–	2,273	2,332
Total	$4,629	$–	$4,629	$4,582

As at December 31, 2019	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,285	$8	$2,293	$2,250
CMB securitization	1,620	–	1,620	1,632
Total	$3,905	$8	$3,913	$3,882

(1)
Manulife Bank, a subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust (“PCMT”), and Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of CMHC insured HELOCs to institutional investors. PCMT II funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.

(2)
Secured borrowing liabilities primarily comprise of Series
2011-1
notes with a floating rate which are expected to mature on December 15, 2021, and the Series
2016-1
notes with a floating rate which are expected to mature on May 15, 2022. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value
The following table presents the fair values of invested assets and segregated funds net assets measured at fair value categorized by the fair value hierarchy.

As at December 31, 2020	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$2,079	$–	$2,079	$–
AFS	18,314	–	18,314	–
Other	5,774	5,774	–	–
Debt securities
FVTPL
Canadian government and agency	20,667	–	20,667	–
U.S. government and agency	11,449	–	11,449	–
Other government and agency	19,732	–	19,732	–
Corporate	128,297	–	127,787	510
Residential mortgage-backed securities	9	–	9	–
Commercial mortgage-backed securities	1,172	–	1,172	–
Other asset-backed securities	1,735	–	1,690	45
AFS
Canadian government and agency	4,548	–	4,548	–
U.S. government and agency	19,787	–	19,787	–
Other government and agency	4,613	–	4,613	–
Corporate	6,566	–	6,563	3
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	93	–	93	–
Other asset-backed securities	55	–	55	–
Public equities
FVTPL	22,071	22,071	–	–
AFS	1,651	1,651	–	–
Real estate – investment property (1)	10,982	–	–	10,982
Other invested assets (2)	19,149	100	–	19,049
Segregated funds net assets (3)	367,436	327,437	35,797	4,202
Total	$666,180	$357,033	$274,356	$34,791

As at December 31, 2019	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$1,859	$–	$1,859	$–
AFS	13,084	–	13,084	–
Other	5,357	5,357	–	–
Debt securities
FVTPL
Canadian government and agency	18,582	–	18,582	–
U.S. government and agency	11,031	–	11,031	–
Other government and agency	17,383	–	17,383	–
Corporate	116,044	–	115,411	633
Residential mortgage-backed securities	13	–	13	–
Commercial mortgage-backed securities	1,271	–	1,271	–
Other asset-backed securities	1,983	–	1,983	–
AFS
Canadian government and agency	4,779	–	4,779	–
U.S. government and agency	17,221	–	17,221	–
Other government and agency	4,360	–	4,360	–
Corporate	5,285	–	5,270	15
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	102	–	102	–
Other asset-backed securities	67	–	67	–
Public equities
FVTPL	20,060	20,060	–	–
AFS	2,791	2,788	3	–
Real estate – investment property (1)	11,002	–	–	11,002
Other invested assets (2)	18,194	91	–	18,103
Segregated funds net assets (3)	343,108	303,567	35,029	4,512
Total	$613,577	$331,863	$247,449	$34,265

(1)
For investment properties, the significant unobservable inputs are capitalization rates (ranging from 2.75% to 8.50% during the year and ranging from 2.75% to 8.75% during 2019) and terminal capitalization rates (ranging from 3.25% to 9.25% during the year and ranging from 3.80% to 9.25% during 2019). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(2)
Other invested assets measured at fair value are held primarily in infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 7.00% to 15.6% (2019 – ranged from 7.00% to 16.5%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 5.0% to 7.0% (2019 – ranged from 5.0% to 7.0%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(3)	Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly in investment properties and timberland properties valued as described above.

Summary of Fair Values and the Fair Value Hierarchy
The following table presents fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2020	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$50,207	$54,230	$–	$–	$54,230
Private placements (2)	40,756	47,890	–	41,398	6,492
Policy loans (3)	6,398	6,398	–	6,398	–
Loans to Bank clients (4)	1,976	1,982	–	1,982	–
Real estate–own use property (5)	1,850	3,017	–	–	3,017
Other invested assets (6)	11,046	11,903	128	–	11,775
Total invested assets disclosed at fair value	$112,233	$125,420	$128	$49,778	$75,514

As at December 31, 2019	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$49,376	$51,450	$–	$–	$51,450
Private placements (2)	37,979	41,743	–	36,234	5,509
Policy loans (3)	6,471	6,471	–	6,471	–
Loans to Bank clients (4)	1,740	1,742	–	1,742	–
Real estate–own use property (5)	1,926	3,275	–	–	3,275
Other invested assets (6)	10,566	11,346	165	–	11,181
Total invested assets disclosed at fair value	$108,058	$116,027	$165	$44,447	$71,415

(1)
Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)
Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)
Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1.
(6)
Primarily include leveraged leases, oil and gas properties and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table presents a roll forward for invested assets, derivatives and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019.

For the year ended December 31, 2020	Balance, January 1, 2020	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3),(4)	Transfer out (3),(4)	Currency movement	Balance, December 31, 2020	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Corporate	$633	$4	$–	$54	$(272)	$(1)	$151	$(50)	$(9)	$510	$105
Other securitized assets	–	(8)	–	–	–	(1)	55	–	(1)	45	–
AFS
Corporate	15	(6)	2	–	–	–	5	(13)	–	3	–
Real estate – investment property	11,002	(255)	–	572	(318)	–	47	–	(66)	10,982	(300)
Other invested assets	18,103	(401)	(49)	3,162	(1,076)	(638)	92	(3)	(141)	19,049	(902)
Total invested assets	29,753	(666)	(47)	3,788	(1,666)	(640)	350	(66)	(217)	30,589	(1,097)
Derivatives	1,456	2,953	(18)	12	–	(1,165)	–	342	(137)	3,443	2,033
Segregated funds net assets	4,512	(6)	–	(84)	(149)	(26)	2	(3)	(44)	4,202	45
Total	$35,721	$2,281	$(65)	$3,716	$(1,815)	$(1,831)	$352	$273	$(398)	$38,234	$981

For the year ended December 31, 2019	Balance, January 1, 2019	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3),(4)	Transfer out (3),(4)	Currency movement	Balance, December 31, 2019	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Other government & agency	$180	$1	$–	$16	$(18)	$–	$–	$(178)	$(1)	$–	$–
Corporate	784	35	–	43	(88)	(18)	514	(604)	(33)	633	47
Residential mortgage-backed securities	7	–	–	–	(1)	–	–	(6)	–	–	–
AFS
Other government & agency	37	1	–	5	(12)	–	–	(31)	–	–	–
Corporate	122	1	–	13	(21)	(4)	–	(94)	(2)	15	–
Commercial mortgage-backed securities	–	–	–	37	–	–	–	(37)	–	–	–
Public equities
FVTPL	3	1,739	–	–	(1,679)	–	–	–	(63)	–	1,510
Real estate – investment property	10,761	506	–	440	(457)	–	15	–	(263)	11,002	468
Other invested assets	17,562	(1,028)	2	3,401	(144)	(1,031)	2	–	(661)	18,103	(923)
Total invested assets	29,456	1,255	2	3,955	(2,420)	(1,053)	531	(950)	(1,023)	29,753	1,102
Derivatives	106	1,884	44	42	–	(685)	135	(34)	(36)	1,456	1,423
Segregated funds net assets	4,447	148	–	193	(140)	(30)	–	–	(106)	4,512	111
Total	$34,009	$3,287	$46	$4,190	$(2,560)	$(1,768)	$666	$(984)	$(1,165)	$35,721	$2,636

(1)
These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in changes in segregated funds net assets, refer to note 22.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)	The Company uses fair values of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, refer to footnote 4 below.
(4)	For derivatives transfer into or out of Level 3, the Company uses fair value at the end of the year and at the beginning of the year, respectively.